Stralem Fund

FILED VIA EDGAR

August 26, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stralem Fund
File Nos. 811-01920; 002-34277

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the Stralem Equity Fund, a series of Stalem Fund, in connection with a Special Meeting of Shareholders scheduled to be held on or about October 24, 2011.

Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Secretary